LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computation of basic and diluted loss per share
Net loss	¥ (669,214)	¥ (442,083)	¥ (430,268)
Net loss attributable to redeemable non-controlling interests	2,807
Accretion to redemption value of redeemable non-controlling interests	(18,627)
Change in redemption value of redeemable preferred shares		(17,760)
Cumulative dividend on redeemable preferred shares	(52,709)	(40,344)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (737,743)	¥ (500,187)	¥ (430,268)
Weighted average number of ordinary shares outstanding-basic and diluted	1,253,559,523	1,102,953,366	990,255,959
Loss per ordinary share - basic and diluted	¥ (0.59)	¥ (0.45)	¥ (0.43)
Proceeds from issuance of ordinary shares	¥ 15,974,517	¥ 4,934,126	¥ 1,283,308
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares)	32,592,288	48,962,896	0
Proceeds from issuance of ordinary shares	¥ 0	¥ 0	¥ 0